Customer Concentration	12 Months Ended
Dec. 31, 2011
Customer Concentration [Abstract]
Customer Concentration

8. Customer Concentration

     The following table summarizes certain information about our customer concentration as of December 31, 2011 (dollars in thousands):

	Number of	Total	Percent of
Concentration by investment:(1)	Properties	Investment(2)	Investment(3)
Genesis HealthCare, LLC	150	$2,466,243	18%
Merrill Gardens, LLC	48	1,132,399	8%
Benchmark Senior Living, LLC	35	883,681	6%
Brandywine Senior Living, LLC	24	719,509	5%
Senior Living Communities, LLC	12	604,079	4%
Remaining portfolio	655	8,136,439	59%
Totals	924	$13,942,350	100%

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  Merrill Gardens and Benchmark are in our seniors housing operating segment whereas the other top five customers are in our seniors housing triple-net segment.
  Excludes our share of investments in unconsolidated entities. Please see Note 7 for additional information.
  Investments with our top five customers comprised 32% of total investments at December 31, 2010.